Document and Entity Information Document	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Registrant Name	Sands China Ltd.
Entity Central Index Key	0001755281
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,080,603,691
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Accounting Standard	IFRS